Dividends - Summary of Declared Dividends (Details) - USD ($)				3 Months Ended				12 Months Ended
	Dec. 28, 2023	Aug. 13, 2019	Sep. 20, 2016	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Dividends Payable [Line Items]
Dividends				$ 13,773,500	$ 13,847,200	$ 11,122,500	$ 11,122,500	$ 49,865,700
Dividends Payable, Date Declared				Nov. 30, 2023	Sep. 01, 2023	Jun. 01, 2023	Mar. 01, 2023
Payable Date	Dec. 28, 2023				Oct. 01, 2023	Jul. 01, 2023	Apr. 01, 2023
Depositary share interest of 1/1000th in each 5.625%				0.01%				0.01%
Payments of Ordinary Dividends, Common Stock								$ 40,300,000	$ 40,000,000.0	$ 0
5.950% Preference Shares (AHL PRC)
Dividends Payable [Line Items]
Dividends				$ 6,741,900	$ 6,815,600	$ 4,090,900	$ 4,090,900	$ 21,739,300
Preferred Stock, Dividend Rate, Percentage								5.95%	5.95%
5.625% Preference Shares, rep by Dep Shares (AHL PRE)
Dividends Payable [Line Items]
Dividends				$ 3,515,600	3,515,600	3,515,600	3,515,600	$ 14,062,400
Depositary share dividend				$ 0.35156				$ 0.35156
Depositary share interest of 1/1000th in each 5.625%				0.001%				0.001%
Preferred Stock, Dividend Rate, Percentage		5.625%						5.625%	5.625%
5.625% Preference Shares (AHL PRD)
Dividends Payable [Line Items]
Dividends				$ 3,516,000	$ 3,516,000	$ 3,516,000	$ 3,516,000	$ 14,064,000
Preferred Stock, Dividend Rate, Percentage			5.625%					5.625%	5.625%